Warrant (Detail) - $ / shares	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Weighted Average [Member]
Begeining balance Weighted Average Exercise Price	$ 11.50	$ 11.50	$ 11.50
Ending balance Weighted Average Exercise Price	$ 11.50	$ 11.50	$ 11.50
Warrant [Member]
Begenining balance class of warrant	35,837,500	35,837,500	35,837,500
Ending balance class of warrant	35,837,500	35,837,500	35,837,500